Supplement Dated September 30, 2010

To the

Prospectus Dated May 1, 2010

For the

Farmers® Life Accumulator

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company

IMPORTANT NOTICE REGARDING NAME CHANGE

Effective on or about July 16, 2010, the changes described in this Supplement will be made to the Prospectus.

Principal Variable Contracts Funds, Inc. — Mortgage Securities will change its name to Principal Variable Contracts Funds, Inc. — Government & High Quality Bond Account.

This Supplement amends the Prospectus by changing the references to Principal Variable Contracts Funds, Inc. — Mortgage Securities to Principal Variable Contracts Funds, Inc. — Government & High Quality Bond Account on the following pages of your prospectus:

•	page 2 of the introduction

•	page 15 of the prospectus

Please retain this supplement with your records.

If you have questions, please call the Service Center toll-free at 1-877-376-8008, write the Service Center at P.O. Box 724208, Atlanta, GA 31139, or contact your Farmers Registered Representative.